Note 35	6 Months Ended
Jun. 30, 2025
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences, net [Abstract]
Disclosure of Gains Or Losses On Financial Assets And Liabilities And Exchanges Differences [Text Block]	Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net
The breakdown of the balance under these headings, by source of the related items, in the condensed consolidated income statements is as follows:

GAINS (LOSSES) ON FINANCIAL ASSETS AND LIABILITIES, HEDGE ACCOUNTING AND EXCHANGE DIFFERENCES, NET (MILLIONS OF EUROS)

	June 2025	June 2024
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	193	128
Financial assets at amortized cost	30	9
Other financial assets and liabilities	163	119
Gains (losses) on financial assets and liabilities held for trading, net	1,151	991
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	1,151	991
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	188	53
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	188	53
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	29	219
Gains (losses) from hedge accounting, net	(7)	98
Subtotal gains (losses) on financial assets and liabilities and hedge accounting	1,554	1,489
Exchange differences, net	(123)	398
Total	1,431	1,886
The breakdown of the balance (excluding exchange rate differences) under this heading in the income statements by the nature of financial instrument is as follows:

GAINS (LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AND HEDGE ACCOUNTING. BREAKDOWN BY NATURE OF THE FINANCIAL INSTRUMENT (MILLIONS OF EUROS)

	June 2025	June 2024
Debt instruments	368	73
Equity instruments	884	289
Trading derivatives and hedge accounting	(363)	(17)
Loans and advances to customers	30	256
Customer deposits	(19)	(17)
Other	654	906
Total	1,554	1,489